Stock Options and Restricted Shares	12 Months Ended
Mar. 31, 2024
Stock Options and Restricted Shares [Abstract]
STOCK OPTIONS AND RESTRICTED SHARES
21.	STOCK OPTIONS AND RESTRICTED SHARES

The Group has adopted the “2010 Stock Option and Restricted Stock Plan” (the “2010 Option Plan”). The 2010 Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price, the number of common shares subject to the option and the option’s exercisability. Unless otherwise specified by the Compensation Committee, the maximum term of options granted under the 2010 Option Plan is five years.

Under the 2010 Option Plan, the Group is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. On August 8, 2019, the Board of Directors of the Company granted awards for a total of 585,000 shares of stock options and restricted shares under the Company’s 2010 Option Plan. The awards consisted of 160,000 non-qualified share options to 20 key employees, 250,000 non-qualified share options to 7 directors of the Company, including 60,000 options to the Company’s Chief Executive Officer and Chairman of the Board, and 175,000 restricted shares to 12 managers and key employees.

The stock options are fully vested, have a five-year term, and an exercise price of $1.97 (the closing price of the Company’s common stock on August 7, 2019). The restricted shares granted will vest in five years, on August 8, 2024. In the event that any recipient’s employment with the Company or its subsidiaries is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.

On June 20, 2020, the Board of Directors of the Company granted awards for a total of 40,000 shares options to two directors under the Company’s 2010 Option Plan.

On June 20, 2020, the Group has adopted the “2020 Stock Option and Restricted Stock Plan” (the “2020 Option Plan”). Under the 2020 Option Plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 500,000 shares. The 2020 Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price, the number of common shares subject to the option and the option’s exercisability. Unless otherwise specified by the Compensation Committee, the maximum term of options granted under the 2020 Option Plan is five years.

No options have been granted under the 2020 Option Plan.

Stock Options Issued to Directors and Key Employees

For the year ended March 31, 2020, 410,000 stock options were granted by the Company. The fair value of options granted to employees and directors in fiscal year 2020 was $0.33 per stock option, which was estimated on the date of grant using the Black-Scholes Option Valuation Model:

2020
Exercise price	$1.97
Risk-free interest rate	1.66%
Expected life	2.5 years
Expected volatility	41.83%
Expected dividend yield	8%

For the year ended March 31, 2021, 40,000 stock options were granted by the Company. The fair value of options granted to directors in fiscal year 2021 was $0.66 per stock option. It was estimated on the date of grant using the Black-Scholes Option Valuation Model:

2021
Exercise price	$2.42
Risk-free interest rate	0.22%
Expected life	2.5 years
Expected volatility	53.56%
Expected dividend yield	8%

No options were granted for the years ended March 31, 2022, 2023 and 2024.

The expected volatility was based on the volatilities of the Company’s listed common stocks in the United States and other relevant market information. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. The dividend yield assumption is based on the Group’s history and expectation of dividend payouts. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding.

A summary of stock option activity during the years ended March 31, 2022, 2023 and 2024 is as follows:

			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$

Outstanding as of April 1, 2021	365,000	1.97	3.36

Exercised	(10,000)	-	-
Cancelled	(5,000)	-	-

Outstanding as of March 31, 2022	350,000	1.97	2.36

Exercised	(50,000)	-	-
Cancelled	(75,000)	-	-

Outstanding as of March 31, 2023	225,000	1.97	1.36

Exercised	(30,000)	-	-
Cancelled	-	-	-

Outstanding as of March 31, 2024	195,000	1.97	0.36

Exercisable as of March 31, 2023	225,000	1.97	1.36

Exercisable as of March 31, 2024	195,000	1.97	0.36

The aggregate intrinsic values of the stock options outstanding as of March 31, 2023 and 2024 were $16 and $25, respectively. The intrinsic values of the stock options at March 31, 2023 and 2024 are the amount by which the market value of the Company’s common stock of $2.04 and $2.10 as of March 31, 2023 and March 28, 2024, respectively, exceeds the exercise price of the option.

Restricted Shares Issued to Key Employees and Consultants

For the year ended March 31, 2020, 175,000 restricted shares were granted to key employees under the 2010 Option Plan. The restricted shares will vest in five years. In the event that any recipient’s employment with the Group is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.

On January 4, 2021, the Board of Directors granted awards for a total of 15,000 restricted shares at share price $4.12 to three consultants (5,000 restricted shares to each consultant) based in Germany under the 2020 Option Plan. The number of restricted shares to be vested was based on the aggregate amount of qualified revenues brought by the consultants to the Group during the 3-year vesting period from January 4, 2021 to January 4, 2024. Subsequently, the three consultants cannot meet the qualified revenues criteria during the 3-year vesting period ended on January 4, 2024. Expenses amounted to $45 was reversed fully during the year ended March 31, 2024. Previously, $5, $20 and $20 were recognized as expenses during the years ended March 31, 2021, 2022 and 2023 respectively.

No restricted shares were granted for the years ended March 31, 2022 and 2023.

On May 13, 2023, Mr. Roland Kohl, the Chief Executive Officer of the Company, was granted 300,000 shares of restricted shares under the Group’s 2020 Option Plan. The restricted shares award granted to Mr. Roland Kohl is subject to vesting in tranches upon the Group’s achievement of certain strategic transactions within five years from the date the shares were granted, and any shares not vested by the five-year anniversary of the date of grant or upon termination of Mr. Roland Kohl’s employment with the Group shall be forfeited and reconveyed to the Group. For these restricted shares, any cash or stock dividend payable will be deemed to be restricted shares and will be retained by the Group until the unvested shares on which such dividend was paid have vested. The vesting schedule is as follows:

●	100,000 of the restricted shares shall vest upon the establishment by the Company or one of its subsidiaries of a first merger and/or acquisition project within five years of the date of grant, subject to the approval of the majority of independent board members.

●	100,000 of the restricted shares shall vest upon the establishment by the Company or one of its subsidiaries of a second merger and/or acquisition project within five years of the date of grant, subject to the approval of the majority of independent board members.

●	A total 300,000 or whatever balance of restricted shares remains up to the total of 300,000 restricted shares shall vest upon the consummation of a reverse merger, approved by the majority of the independent board members, within five years of the date of grant.

As of March 31, 2024, the Group has assessed that it is probable that the first merger and/or acquisition project can be accomplished within five years of the date of grant. Accordingly, 100,000 of the restricted shares are considered probable to vest and compensation expense of $34 was recognized for the year ended March 31, 2024.

The restricted shares granted under the 2010 Option Plan and the 2020 Option Plan resulted in a compensation expense of $89, $89 and $58 for the years ended March 31, 2022, 2023 and 2024 respectively, which is included in selling, general and administrative expenses.

As of March 31, 2022, 2023 and 2024, there were respectively $198, $109 and $572 unrecognized compensation cost related to non-vested restricted shares granted under the 2010 Option Plan and the 2020 Option Plan. The cost was expected to be recognized over a weighted-average period of 2.36, 1.36 and 2.73 years respectively.

As of March 31, 2022, 2023 and 2024, the Company has the right to repurchase 190,000, 190,000 and 475,000 restricted shares respectively at a price of $0.01 per share when restricted shares be forfeited and reconveyed to the Company.

A summary of restricted shares activity during the year ended March 31, 2024 is as follows:

	Number of	Weighted
	non-vested	average
	restricted	grant date
	shares	fair value
		$
Outstanding as of April 1, 2023	190,000	2.13

Granted	300,000	-
Forfeited	(15,000)	-

Outstanding as of March 31, 2024	475,000	1.95